Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies	Commitments and Contingencies Legal Proceedings
The Company is regularly involved in legal actions, both as a defendant and as a plaintiff. The legal actions where the Company is a party ordinarily relate to its activities as a provider of insurance protection or wealth management products, reinsurance, or in its capacity as an investment adviser, employer, or taxpayer. Other life insurers and asset managers, operating in the jurisdictions in which the Company does business, have been subject to a wide variety of other types of actions, some of which resulted in substantial judgments or settlements against the defendants; it is possible that the Company may become involved in similar actions in the future. In addition, government and regulatory bodies in Canada, the United States, Asia and other jurisdictions where the Company conducts business regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company’s compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers.
In September 2023, a lawsuit was initiated against the Company in the U.S. District Court of the Southern District of New York as
a putative class action on behalf of all current and former owners of universal life insurance policies issued by the Company that state that “cost of insurance rates will be based on future expectations that include taxes.” The Plaintiff’s theory is that the
Company impermissibly failed to decrease the cost of insurance rates charged to these policy owners after the implementation of the Tax Cuts and Jobs Act of 2018. It is too early in the litigation to offer any reliable opinion about the scope of the class policies that may be at issue or the likely outcome.
Investment Commitments
In the normal course of business, various investment commitments are outstanding which are not reflected in the Consolidated
Financial Statements. There were $16,879 (2024 – $15,367) of outstanding investment commitments as at December 31, 2025, of which $1,619 (2024 – $1,143) mature in 30 days, $3,334 (2024 – $3,217) mature in 31 to 365 days and $11,926 (2024 –
$11,007) mature after one year.
Letters of Credit
In the normal course of business, third-party relationship banks issue letters of credit on the Company’s behalf. The Company’s businesses utilize letters of credit for which third parties are the beneficiaries, as well as for affiliate reinsurance transactions between its subsidiaries. As at December 31, 2025, letters of credit for which third parties are beneficiaries, in the amount of
$251 (2024 – $271), were outstanding.
Guarantees
(I)Guarantee regarding Manulife Finance (Delaware), L.P. (“MFLP”)
MFC has guaranteed the payment of amounts on the $650 subordinated debentures due on December 15, 2041 issued by
MFLP, a wholly owned unconsolidated financing entity.
The following tables present certain condensed consolidated financial information for MFC and MFLP.
Condensed Consolidated Statements of Income Information

For the year ended December 31, 2025	MFC (Guarantor)	Subsidiaries on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Insurance service result	$-	$4,526	$-	$4,526	$-
Investment result	757	3,206	(1,554)	2,409	50
Other revenue	24	8,116	(11)	8,129	(12)
Net income (loss) attributed to shareholders and other equity holders	5,572	5,172	(5,172)	5,572	(1)

For the year ended December 31, 2024	MFC (Guarantor)	Subsidiaries on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Insurance service result	$-	$4,001	$-	$4,001	$-
Investment result	871	4,329	(1,679)	3,521	52
Other revenue	(34)	7,620	2	7,588	20
Net income (loss) attributed to shareholders and other equity holders	5,385	4,910	(4,910)	5,385	26
Condensed Consolidated Statements of Financial Position

As at December 31, 2025	MFC (Guarantor)	Subsidiaries on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Invested assets	$1,399	$458,529	$-	$459,928	$20
Insurance contract assets	-	194	-	194	-
Reinsurance contract held assets	-	60,881	-	60,881	-
Total other assets	63,341	47,566	(67,731)	43,176	965
Segregated funds net assets	-	461,254	-	461,254	-
Insurance contract liabilities, excluding those for account of segregated fund holders	-	411,532	-	411,532	-
Reinsurance contract held liabilities	-	3,273	-	3,273	-
Investment contract liabilities	-	14,137	-	14,137	-
Total other liabilities	14,618	68,845	(714)	82,749	701
Insurance contract liabilities for account of segregated fund holders	-	129,006	-	129,006	-
Investment contract liabilities for account of segregated fund holders	-	332,248	-	332,248	-

As at December 31, 2024	MFC (Guarantor)	Subsidiaries on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Invested assets	$126	$442,371	$-	$442,497	$16
Insurance contract assets	-	102	-	102	-
Reinsurance contract held assets	-	59,015	-	59,015	-
Total other assets	65,898	46,450	(71,132)	41,216	995
Segregated funds net assets	-	435,988	-	435,988	-
Insurance contract liabilities, excluding those for account of segregated fund holders	-	396,401	-	396,401	-
Reinsurance contract held liabilities	-	2,669	-	2,669	-
Investment contract liabilities	-	13,498	-	13,498	-
Total other liabilities	15,052	63,825	(1,575)	77,302	726
Insurance contract liabilities for account of segregated fund holders	-	126,545	-	126,545	-
Investment contract liabilities for account of segregated fund holders	-	309,443	-	309,443	-
(II)Guarantees regarding John Hancock Life Insurance Company (U.S.A.) (“JHUSA”)
Details of guarantees regarding certain securities issued or to be issued by JHUSA are outlined in note 23.
Pledged Assets
In the normal course of business, the Company pledges its assets in respect of liabilities incurred, strictly for providing collateral to the counterparty. In the event of the Company’s default, the counterparty is entitled to apply the collateral to settle the liability.
Where pledged assets have been delivered to a counterparty, the pledged assets are returned to the Company if the underlying transaction is terminated or, in the case of derivatives and Manulife Bank securitized mortgages, are partially returned if there is a decrease in the net exposure due to market value changes.
The amounts pledged are as follows.

	2025		2024
As at December 31,	Debt securities	Other	Debt securities	Other
In respect of:
Derivatives	$14,360	$129	$14,517	$25
Secured borrowings(1)	786	331	-	2,216
Regulatory requirements	1,771	93	303	91
Repurchase agreements	193	-	658	-
Mortgages on ALDA properties	-	351	-	284
Manulife Bank securitized mortgages(2)	-	8,193	-	7,603
Non-registered retirement plans in trust	-	276	-	286
Other	-	262	-	289
Total	$17,110	$9,635	$15,478	$10,794
(1)During the year, the Company pledged debt securities of $786 (2024 – $nil) and mortgage loans of $331 (2024 – $2,216) to FHLBI totalling $1,117 (2024 –
$2,216). Of this amount, $788 (2024 – $1,098) is required collateral for the US$500 (2024 – US$500) outstanding borrowing to JHUSA under the FHLBI facility;
and $329 (2024 – $1,118) is excess collateral that can be called back by JHUSA at any time.
(2)Pledged assets under the Manulife Bank mortgage securitization program totaled $8,193 (2024 – $7,603), comprising CMB securitization of $2,984 (2024 –
$3,274), HELOC securitization of $3,673 (2024 – $3,163), additional encumbrances of mortgages and cash required by the securitization program's operations of
$1,162 (2024 – $1,166Participating Business
In some markets where the Company maintains participating accounts, there are regulatory restrictions on the amount of profit that can be transferred to shareholders. Where applicable, these restrictions generally take the form of a fixed percentage of policyholder dividends. For participating businesses operating as separate “closed blocks”, transfers are governed by the terms of MLI’s and John Hancock Mutual Life Insurance Company’s plans of demutualization.
Fixed Surplus Notes
A third party contractually provides standby financing arrangements for the Company’s U.S. operations under which, in certain circumstances, funds may be provided in exchange for the issuance of fixed surplus notes. As at December 31, 2025 and 2024, the Company had no fixed surplus notes outstanding.